Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000247025
Shareholder Report [Line Items]
Fund Name	Oak Harvest Long/Short Hedged Equity Fund
Class Name	Institutional Shares
Trading Symbol	OHFGX
Additional Information Phone Number	(833) 549-4121
Additional Information Website	https://oakharvestfunds.com/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$210	2.05%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	2.05%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (December 18, 2023)
Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares	5.09%	10.79%
S&P 500® Index	20.38%	21.11%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (833) 549-4121.

Performance Inception Date	Dec. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 100,233,990
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,604,751
InvestmentCompanyPortfolioTurnover	228.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$100,233,990 Number of Portfolio Holdings71 Advisory Fee (net of waivers)$1,604,751 Portfolio Turnover228%
Holdings [Text Block]

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-11.2%
Exchange-Traded Funds	1.6%
Purchased Options	3.7%
Communications	2.0%
Energy	2.2%
Consumer Staples	2.4%
Consumer Discretionary	8.9%
Health Care	10.3%
Materials	10.9%
Financials	10.9%
Industrials	20.4%
Technology	39.7%